Intangible assets, net and goodwill	12 Months Ended
Dec. 31, 2024
Intangible assets, net and goodwill [Abstract]
Intangible assets, net and goodwill
Note 11. Intangible assets, net and goodwill

a) An analysis of intangible assets at December 31, 2022, 2023 and 2024 is as follows:

For the year ended December 31, 2022
	Balance at beginning of year		Acquisitions		Acquisitions in business combinations		Disposals and other (1)		Amortization of the year (2)		Effect of translation of foreign subsidiaries and Hyperinflation adjustment		Balance at end of year
Licenses and rights of use	Ps.	266,057,690	Ps.	2,656,914	Ps.	95,147	Ps.	(1,785,196)	Ps.	—	Ps.	(11,475,085)	Ps.	255,549,470
Accumulated amortization		(135,789,945)		—		—		1,436,078		(13,323,410)		5,252,171		(142,425,106)

Net		130,267,745		2,656,914		95,147		(349,118)		(13,323,410)		(6,222,914)		113,124,364

Trademarks		27,675,853		183,631		40,412		(66,000)		—		(1,366,541)		26,467,355
Accumulated amortization		(24,383,690)		—		—		—		(110,974)		1,041,866		(23,452,798)

Net		3,292,163		183,631		40,412		(66,000)		(110,974)		(324,675)		3,014,557

Customer relationships		24,570,126		22,842		2,863,765		—		—		(3,267,041)		24,189,692
Accumulated amortization		(21,208,962)		—		—		(18)		(954,256)		2,831,217		(19,332,019)

Net		3,361,164		22,842		2,863,765		(18)		(954,256)		(435,824)		4,857,673

Software licenses		15,251,136		5,108,485		14,205		(797,084)		—		(3,358,767)		16,217,975
Accumulated amortization		(10,437,674)		—		—		976,417		(2,645,400)		2,591,274		(9,515,383)

Net		4,813,462		5,108,485		14,205		179,333		(2,645,400)		(767,493)		6,702,592

Content rights		13,002,320		874,961		—		(263,798)		—		(830,079)		12,783,404
Accumulated amortization		(11,511,090)		—		—		3,382		(881,352)		799,892		(11,589,168)

Net		1,491,230		874,961		—		(260,416)		(881,352)		(30,187)		1,194,236

Total of intangibles, net	Ps.	143,225,764	Ps.	8,846,833	Ps.	3,013,529	Ps.	(496,219)	Ps.	(17,915,392)	Ps.	(7,781,093)	Ps.	128,893,422

Goodwill	Ps.	136,578,194	Ps.	14,447,186	Ps.	280,192	Ps.	(2,230,610)	Ps.	(149,696)	Ps.	(7,803,901)	Ps.	141,121,365

(1)	Includes the transaction related to Panama and Chile disposal.
(2)	Includes the discontinued operations of Panama and the Claro Chile, SpA joint venture. See Note 2, Ac.

	For the year ended December 31, 2023
	Balance at beginning of year		Acquisitions		Disposals and other		Amortization of the year		Incorporation (Merge, Spin off, Sale/other)		Effect of translation of foreign subsidiaries and Hyperinflation adjustment		Balance at end of year
Licenses and rights of use	Ps.	255,549,470	Ps.	18,814,933	Ps.	1,201,681	Ps.	—	Ps.	—	Ps.	(28,239,255)	Ps.	247,326,829
Accumulated amortization		(142,425,106)		—		(63,964)		(11,643,803)		—		11,328,430		(142,804,443)

Net		113,124,364		18,814,933		1,137,717		(11,643,803)		—		(16,910,825)		104,522,386

Trademarks		26,467,355		198,532		(11,554)		—		555		(1,313,470)		25,341,418
Accumulated amortization		(23,452,798)		—		571		(139,038)		—		1,017,013		(22,574,252)

Net		3,014,557		198,532		(10,983)		(139,038)		555		(296,457)		2,767,166

Customer relationships		24,189,692		5,550		—		—		—		(3,505,503)		20,689,739
Accumulated amortization		(19,332,019)		—		—		(987,971)		—		3,091,265		(17,228,725)

Net		4,857,673		5,550		—		(987,971)		—		(414,238)		3,461,014

Software licenses		16,217,975		5,846,212		313,446		—		—		(3,021,588)		19,356,045
Accumulated amortization		(9,515,383)		—		1,102,658		(3,675,747)		—		2,330,312		(9,758,160)

Net		6,702,592		5,846,212		1,416,104		(3,675,747)		—		(691,276)		9,597,885

Content rights		12,783,404		737,465		(50,175)		—		—		(1,854,001)		11,616,693
Accumulated amortization		(11,589,168)		—		—		(672,760)		—		1,795,303		(10,466,625)

Net		1,194,236		737,465		(50,175)		(672,760)		—		(58,698)		1,150,068

Total of intangibles, net	Ps.	128,893,422	Ps.	25,602,692	Ps.	2,492,663	Ps.	(17,119,319)	Ps.	555	Ps.	(18,371,494)	Ps.	121,498,519

Goodwill	Ps.	141,121,365	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	4,957,532	Ps.	146,078,897

	For the year ended December 31, 2024
	Balance at beginning of year		Acquisitions		Acquisitions in business combinations		Disposals and other		Amortization of the year		Effect of translation of foreign subsidiaries and Hyperinflation adjustment		Balance at end of year
Licenses and rights of use	Ps.	247,326,829	Ps.	12,645,575	Ps.	763,101	Ps.	(872,238)	Ps.	—	Ps.	18,349,117	Ps.	278,212,384
Accumulated amortization		(142,804,443)		—		—		1,749,617		(13,140,279)		(1,872,988)		(156,068,093)

Net		104,522,386		12,645,575		763,101		877,379		(13,140,279)		16,476,129		122,144,291

Trademarks		25,341,418		—		—		(64,374)		—		1,209,149		26,486,193
Accumulated amortization		(22,574,252)		—		—		—		(143,406)		(888,574)		(23,606,232)

Net		2,767,166		—		—		(64,374)		(143,406)		320,575		2,879,961

Customer relationships		20,689,739		4,475		111,066		—		—		2,599,501		23,404,781
Accumulated amortization		(17,228,725)		—		—		—		(951,706)		(2,498,298)		(20,678,729)

Net		3,461,014		4,475		111,066		—		(951,706)		101,203		2,726,052

Software licenses		19,356,045		4,805,054		—		1,874,257		—		3,992,205		30,027,561
Accumulated amortization		(9,758,160)		—		—		595,636		(4,905,764)		(2,839,014)		(16,907,302)

Net		9,597,885		4,805,054		—		2,469,893		(4,905,764)		1,153,191		13,120,259

Content rights		11,616,693		866,001		—		(821,107)		—		2,630,934		14,292,521
Accumulated amortization		(10,466,625)		—		—		309,988		(723,083)		(2,546,783)		(13,426,503)

Net		1,150,068		866,001		—		(511,119)		(723,083)		84,151		866,018

Total of intangibles, net	Ps.	121,498,519	Ps.	18,321,105	Ps.	874,167	Ps.	2,771,779	Ps.	(19,864,238)	Ps.	18,135,249	Ps.	141,736,581

Goodwill	Ps.	146,078,897	Ps.	—	Ps.	4,735,752	Ps.	—	Ps.	—	Ps.	6,021,720	Ps.	156,836,369

b) The aggregate carrying amount of goodwill is allocated by segment as follows:

	2023		2024
Europe	Ps.	55,414,076	Ps.	62,374,446
Brazil		29,437,800		27,897,869
Puerto Rico		17,463,394		17,463,394
Dominican Republic		14,186,723		14,186,723
Colombia		9,304,613		9,677,519
Mexico		9,186,415		9,249,711
Chile		—		4,735,752
Peru		2,448,614		2,564,786
El Salvador		2,522,768		2,522,768
Ecuador		2,155,384		2,155,384
Guatemala		2,212,615		2,261,495
Other countries		1,746,495		1,746,522
	Ps.	146,078,897	Ps.	156,836,369

c) The following is a description of the major changes in the “Licenses and rights of use” caption during the years ended December 31, 2022, 2023 and 2024:

2022 Acquisitions

(i) In August 2022, the Company obtained in Mexico, an extension of 9 spectrum frequency band concession titles, segment 1890-1895 MHz for mobile transmission and segment 1970-1975 MHz both for 20 years from April 2025, for an amount of Ps. 721,647.

(ii) In March and September 2022, the Company made payments for a 2.5 MHz license in Argentina, which was obtained pursuant to resolution 3687 OC 4500114567 for Ps. 304,386 and resolution 1728/22-OC 4500137839 for an amount of Ps. 411,930 of ENACOM (the communications authority in Argentina), respectively.

(iii) In May 2022, the Company’s subsidiary in Nicaragua renewed mobile frequency for 20 years (2022 to 2042) for an amount of Ps. 357,478.

(iv) In August 2022, the Company added licenses in Austria as of the acquisition of the Bulgarian company, Stemo (an IT company that sells and integrates hardware solutions, produces and implements information systems and software solutions). Additionally, during the year 2022, Telekom Austria Group acquired licenses and rights of use in Macedonia, Belarus and Austria for an amount of Ps. 331,038, mainly Jetstream (a data-storing platform primarily for streaming data such as IoT device or streaming video or streaming data from any source).

(v) During 2022, Claro S.A. acquired software development Claro Pay platform for an amount of Ps. 321,569.

Additionally, in 2022, the Company acquired other licenses in the Dominican Republic, Paraguay, Costa Rica and Colombia for an amount of Ps. 208,866.

2023 Acquisitions

(i) In November 2023, the Company obtained in Argentina, pursuant to resolution 2023-1473 of ENACOM, a concession of spectrum in the 2.6 GHz 5G band for a 15 year-year period for an amount of Ps. 8,731,237.

(ii) In April 2023 the Company obtained in Croatia (via A1 Telekom Austria Group) a concession of secured spectrum in a public auction for a 15 year-period for an amount of Ps. 2,220,558. Additionally, in December 2023, the Company acquired in Bulgaria a spectrum license in the 700 MHz and 800 MHz segments for a 15 year-period for an amount of Ps. 422,502.

(iii) In October 2023, the Company obtained a concession of 30 MHz and 2.500 MHz spectrum in Colombia for a 20-year period for an amount of Ps. 1,949,048. Additionally, during 2023, the Company acquires IRU´s for an amount of Ps. 214,792.

(iv) In June of 2023, the Company obtained a 2.5 MHz spectrum license in Guatemala for an amount of Ps. 1,859,262.

(v) In February and December 2023, the Company obtained in Mexico, an extension of spectrum frequency band concession titles for mobile transmission in the 835-845/880-890 MHz, 2514-2530/2634-2650 MHz and 2517-2530/2637-2650 MHz segments, respectively, for 20-year period for an amount of Ps. 1,239,373.

(vi) In July 2023, the Company obtained in Uruguay frequency band concession titles for mobile transmission in the 3300-3400 MHz segment for a 25-year period for an amount of Ps. 464,828.

(vii) During 2023, the Company acquired IRU´s in Puerto Rico for an amount of Ps. 296,247 and in the United States for an amount of Ps. 180,956.

(viii) During 2023, the Company renewed in Brazil the 5G license carried out by ANATEL for an amount of Ps. 593,273.

(ix) In March 2023, the Company obtained two concessions of spectrum band in Peru, which expires in January 2030 and December 2029, respectively, for an amount of Ps. 149,567. Additionally, during 2023, the Company acquired IRU for an amount of Ps. 132,387.

Additionally, in 2023, the Company acquired other licenses in Peru, Ecuador, El Salvador and Paraguay for an amount of Ps. 360,903.

2024 Acquisitions

(i) In February 2024, the Company obtained in Colombia, through resolution 495 10 MHz in the 2,500 MHz band and 496 80 MHz in the 3,500 MHz band, respectively. This concession was granted with some obligations to make, mainly infrastructure construction, like educational institutions and maintain the fiber optic infrastructure available to other providers of telecommunications networks in exchange for the concession for a period of 20 years. Additionally, the Company acquired IRUs in the months of January, May and September, of 880 MBPS, 3150 MBPS and 500 MBPS, respectively, for a period of 10 years and a total consideration of Ps. 10,593,689.

(ii) During 2024, the Austrian subsidiary obtained several spectrum frequencies in different regions to provide 5G services as well as for industrial applications, obtaining frequencies up to 180 MHz with a validity of up to December 2039 and December 2046, additionally acquires in Bulgaria spectrum band of 900MHz and 1800 MHz for a period of 10 years for an amount of Ps. 847,724.

(iii) The Ecuadorian subsidiary nowadays it is in negotiations for the renewal of the concession with the local government, during this process of accreditation the Company made monthly payments during the 2024 fiscal year for rights for the spectrum band, as of December 31, 2024 the amount paid amounts to Ps. 739,285.

(iv) In June 2024, the subsidiary in Uruguay renewal 1900 MHz spectrum with a validity of 20 years for an amount of Ps. 325,259.

Additionally, in 2024, the Company acquired other licenses in Paraguay, El Salvador, Brazil, Nicaragua, Argentina, Guatemala and Perú for an amount of Ps. 139,618.

Amortization of intangibles for the years ended December 31, 2022, 2023 and 2024 amounted to Ps. 18,065,088, Ps. 17,119,319 and Ps. 19,864,238, respectively.

Some of the jurisdictions in which the Company operates can revoke their concessions under certain circumstances such as imminent danger to national security, national economy and natural disasters.